Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	0-20486
Entity Registrant Name	UNITED BREWERIES CO INC
Entity Central Index Key	0000888746
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	369,502,872
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Location	Santiago, Chile
ADS [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two shares of our Common Stock, without par value
Trading Symbol	CCU
Security Exchange Name	NYSE
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
City Area Code	562
Local Phone Number	24273536
Contact Personnel Name	Felipe Dubernet
Contact Personnel Email Address	fdubern@ccu.cl